Expense Example	Feb. 01, 2026 USD ($)
A and C Shares | STERLING CAPITAL BEHAVIORAL LARGE CAP VALUE EQUITY FUND | Class A Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 676
Expense Example, with Redemption, 3 Years	890
Expense Example, with Redemption, 5 Years	1,121
Expense Example, with Redemption, 10 Years	1,784
A and C Shares | STERLING CAPITAL BEHAVIORAL LARGE CAP VALUE EQUITY FUND | Class C Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	281
Expense Example, with Redemption, 3 Years	661
Expense Example, with Redemption, 5 Years	1,065
Expense Example, with Redemption, 10 Years	2,195
A and C Shares | STERLING CAPITAL BEHAVIORAL SMALL CAP VALUE EQUITY FUND | Class A Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	680
Expense Example, with Redemption, 3 Years	902
Expense Example, with Redemption, 5 Years	1,141
Expense Example, with Redemption, 10 Years	1,827
A and C Shares | STERLING CAPITAL BEHAVIORAL SMALL CAP VALUE EQUITY FUND | Class C Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	285
Expense Example, with Redemption, 3 Years	673
Expense Example, with Redemption, 5 Years	1,141
Expense Example, with Redemption, 10 Years	2,237
A and C Shares | STERLING CAPITAL SPECIAL OPPORTUNITIES FUND | Class A Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	684
Expense Example, with Redemption, 3 Years	913
Expense Example, with Redemption, 5 Years	1,161
Expense Example, with Redemption, 10 Years	1,871
A and C Shares | STERLING CAPITAL SPECIAL OPPORTUNITIES FUND | Class C Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	289
Expense Example, with Redemption, 3 Years	685
Expense Example, with Redemption, 5 Years	1,106
Expense Example, with Redemption, 10 Years	2,279
A and C Shares | STERLING CAPITAL EQUITY INCOME FUND | Class A Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	678
Expense Example, with Redemption, 3 Years	896
Expense Example, with Redemption, 5 Years	1,131
Expense Example, with Redemption, 10 Years	1,806
A and C Shares | STERLING CAPITAL EQUITY INCOME FUND | Class C Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	283
Expense Example, with Redemption, 3 Years	667
Expense Example, with Redemption, 5 Years	1,075
Expense Example, with Redemption, 10 Years	2,216
A and C Shares | STERLING CAPITAL MID CAP RELATIVE VALUE FUND | Class A Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	687
Expense Example, with Redemption, 3 Years	925
Expense Example, with Redemption, 5 Years	1,182
Expense Example, with Redemption, 10 Years	1,914
A and C Shares | STERLING CAPITAL MID CAP RELATIVE VALUE FUND | Class C Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	293
Expense Example, with Redemption, 3 Years	697
Expense Example, with Redemption, 5 Years	1,126
Expense Example, with Redemption, 10 Years	2,321
A and C Shares | STERLING CAPITAL REAL ESTATE FUND | Class A Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	685
Expense Example, with Redemption, 3 Years	916
Expense Example, with Redemption, 5 Years	1,167
Expense Example, with Redemption, 10 Years	1,881
A and C Shares | STERLING CAPITAL REAL ESTATE FUND | Class C Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	290
Expense Example, with Redemption, 3 Years	688
Expense Example, with Redemption, 5 Years	1,111
Expense Example, with Redemption, 10 Years	2,289
A and C Shares | STERLING CAPITAL SMALL CAP VALUE FUND | Class A Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	698
Expense Example, with Redemption, 3 Years	958
Expense Example, with Redemption, 5 Years	1,237
Expense Example, with Redemption, 10 Years	2,031
A and C Shares | STERLING CAPITAL SMALL CAP VALUE FUND | Class C Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	304
Expense Example, with Redemption, 3 Years	730
Expense Example, with Redemption, 5 Years	1,182
Expense Example, with Redemption, 10 Years	2,435
A and C Shares | STERLING CAPITAL ULTRA SHORT BOND FUND | Class A Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	71
Expense Example, with Redemption, 3 Years	255
Expense Example, with Redemption, 5 Years	454
Expense Example, with Redemption, 10 Years	1,029
A and C Shares | STERLING CAPITAL SHORT DURATION BOND FUND | Class A Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	280
Expense Example, with Redemption, 3 Years	450
Expense Example, with Redemption, 5 Years	635
Expense Example, with Redemption, 10 Years	1,170
A and C Shares | STERLING CAPITAL SHORT DURATION BOND FUND | Class C Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	158
Expense Example, with Redemption, 3 Years	490
Expense Example, with Redemption, 5 Years	845
Expense Example, with Redemption, 10 Years	1,845
A and C Shares | STERLING CAPITAL INTERMEDIATE U.S. GOVERNMENT FUND | Class A Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	283
Expense Example, with Redemption, 3 Years	500
Expense Example, with Redemption, 5 Years	734
Expense Example, with Redemption, 10 Years	1,406
A and C Shares | STERLING CAPITAL INTERMEDIATE U.S. GOVERNMENT FUND | Class C Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	161
Expense Example, with Redemption, 3 Years	539
Expense Example, with Redemption, 5 Years	942
Expense Example, with Redemption, 10 Years	2,068
A and C Shares | STERLING CAPITAL TOTAL RETURN BOND FUND | Class A Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	270
Expense Example, with Redemption, 3 Years	428
Expense Example, with Redemption, 5 Years	599
Expense Example, with Redemption, 10 Years	1,096
A and C Shares | STERLING CAPITAL TOTAL RETURN BOND FUND | Class C Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	148
Expense Example, with Redemption, 3 Years	467
Expense Example, with Redemption, 5 Years	809
Expense Example, with Redemption, 10 Years	1,776
A and C Shares | STERLING CAPITAL LONG DURATION CORPORATE BOND FUND | Class A Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	270
Expense Example, with Redemption, 3 Years	445
Expense Example, with Redemption, 5 Years	634
Expense Example, with Redemption, 10 Years	1,182
A and C Shares | STERLING CAPITAL LONG DURATION CORPORATE BOND FUND | Class C Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	148
Expense Example, with Redemption, 3 Years	484
Expense Example, with Redemption, 5 Years	844
Expense Example, with Redemption, 10 Years	1,857
A and C Shares | STERLING CAPITAL QUALITY INCOME FUND | Class A Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	286
Expense Example, with Redemption, 3 Years	479
Expense Example, with Redemption, 5 Years	689
Expense Example, with Redemption, 10 Years	1,293
A and C Shares | STERLING CAPITAL QUALITY INCOME FUND | Class C Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	164
Expense Example, with Redemption, 3 Years	519
Expense Example, with Redemption, 5 Years	897
Expense Example, with Redemption, 10 Years	1,961
A and C Shares | STERLING CAPITAL NORTH CAROLINA INTERMEDIATE TAX-FREE FUND | Class A Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	283
Expense Example, with Redemption, 3 Years	460
Expense Example, with Redemption, 5 Years	651
Expense Example, with Redemption, 10 Years	1,205
A and C Shares | STERLING CAPITAL NORTH CAROLINA INTERMEDIATE TAX-FREE FUND | Class C Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	161
Expense Example, with Redemption, 3 Years	499
Expense Example, with Redemption, 5 Years	460
Expense Example, with Redemption, 10 Years	1,878
A and C Shares | STERLING CAPITAL SOUTH CAROLINA INTERMEDIATE TAX-FREE FUND | Class A Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	291
Expense Example, with Redemption, 3 Years	484
Expense Example, with Redemption, 5 Years	694
Expense Example, with Redemption, 10 Years	1,297
A and C Shares | STERLING CAPITAL SOUTH CAROLINA INTERMEDIATE TAX-FREE FUND | Class C Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	169
Expense Example, with Redemption, 3 Years	523
Expense Example, with Redemption, 5 Years	902
Expense Example, with Redemption, 10 Years	1,965
A and C Shares | STERLING CAPITAL VIRGINIA INTERMEDIATE TAX-FREE FUND | Class A Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	287
Expense Example, with Redemption, 3 Years	472
Expense Example, with Redemption, 5 Years	673
Expense Example, with Redemption, 10 Years	1,251
A and C Shares | STERLING CAPITAL VIRGINIA INTERMEDIATE TAX-FREE FUND | Class C Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	165
Expense Example, with Redemption, 3 Years	511
Expense Example, with Redemption, 5 Years	881
Expense Example, with Redemption, 10 Years	1,922
A and C Shares | STERLING CAPITAL WEST VIRGINIA INTERMEDIATE TAX-FREE FUND | Class A Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	286
Expense Example, with Redemption, 3 Years	469
Expense Example, with Redemption, 5 Years	667
Expense Example, with Redemption, 10 Years	1,240
A and C Shares | STERLING CAPITAL WEST VIRGINIA INTERMEDIATE TAX-FREE FUND | Class C Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	164
Expense Example, with Redemption, 3 Years	508
Expense Example, with Redemption, 5 Years	876
Expense Example, with Redemption, 10 Years	1,911
Institutional Shares | STERLING CAPITAL BEHAVIORAL LARGE CAP VALUE EQUITY FUND | Institutional Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	82
Expense Example, with Redemption, 3 Years	255
Expense Example, with Redemption, 5 Years	444
Expense Example, with Redemption, 10 Years	990
Institutional Shares | STERLING CAPITAL BEHAVIORAL SMALL CAP VALUE EQUITY FUND | Institutional Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	86
Expense Example, with Redemption, 3 Years	268
Expense Example, with Redemption, 5 Years	466
Expense Example, with Redemption, 10 Years	1,037
Institutional Shares | STERLING CAPITAL SPECIAL OPPORTUNITIES FUND | Institutional Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	88
Expense Example, with Redemption, 3 Years	275
Expense Example, with Redemption, 5 Years	478
Expense Example, with Redemption, 10 Years	1,064
Institutional Shares | STERLING CAPITAL EQUITY INCOME FUND | Class R6 Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	84
Expense Example, with Redemption, 3 Years	262
Expense Example, with Redemption, 5 Years	455
Expense Example, with Redemption, 10 Years	1,014
Institutional Shares | STERLING CAPITAL MID CAP RELATIVE VALUE FUND | Institutional Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	92
Expense Example, with Redemption, 3 Years	293
Expense Example, with Redemption, 5 Years	509
Expense Example, with Redemption, 10 Years	1,131
Institutional Shares | STERLING CAPITAL REAL ESTATE FUND | Institutional Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	91
Expense Example, with Redemption, 3 Years	284
Expense Example, with Redemption, 5 Years	493
Expense Example, with Redemption, 10 Years	1,096
Institutional Shares | STERLING CAPITAL SMALL CAP VALUE FUND | Institutional Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	105
Expense Example, with Redemption, 3 Years	328
Expense Example, with Redemption, 5 Years	569
Expense Example, with Redemption, 10 Years	1,259
Institutional Shares | STERLING CAPITAL ULTRA SHORT BOND FUND | Institutional Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	45
Expense Example, with Redemption, 3 Years	175
Expense Example, with Redemption, 5 Years	317
Expense Example, with Redemption, 10 Years	729
Institutional Shares | STERLING CAPITAL SHORT DURATION BOND FUND | Institutional Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	56
Expense Example, with Redemption, 3 Years	176
Expense Example, with Redemption, 5 Years	307
Expense Example, with Redemption, 10 Years	689
Institutional Shares | STERLING CAPITAL INTERMEDIATE U.S. GOVERNMENT FUND | Institutional Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	59
Expense Example, with Redemption, 3 Years	227
Expense Example, with Redemption, 5 Years	409
Expense Example, with Redemption, 10 Years	936
Institutional Shares | STERLING CAPITAL TOTAL RETURN BOND FUND | Institutional Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	46
Expense Example, with Redemption, 3 Years	153
Expense Example, with Redemption, 5 Years	270
Expense Example, with Redemption, 10 Years	612
Institutional Shares | STERLING CAPITAL LONG DURATION CORPORATE BOND FUND | Institutional Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	46
Expense Example, with Redemption, 3 Years	171
Expense Example, with Redemption, 5 Years	306
Expense Example, with Redemption, 10 Years	702
Institutional Shares | STERLING CAPITAL QUALITY INCOME FUND | Institutional Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	62
Expense Example, with Redemption, 3 Years	206
Expense Example, with Redemption, 5 Years	363
Expense Example, with Redemption, 10 Years	818
Institutional Shares | STERLING CAPITAL NORTH CAROLINA INTERMEDIATE TAX-FREE FUND | Institutional Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	59
Expense Example, with Redemption, 3 Years	186
Expense Example, with Redemption, 5 Years	324
Expense Example, with Redemption, 10 Years	726
Institutional Shares | STERLING CAPITAL SOUTH CAROLINA INTERMEDIATE TAX-FREE FUND | Institutional Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	67
Expense Example, with Redemption, 3 Years	211
Expense Example, with Redemption, 5 Years	368
Expense Example, with Redemption, 10 Years	822
Institutional Shares | STERLING CAPITAL VIRGINIA INTERMEDIATE TAX-FREE FUND | Institutional Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	63
Expense Example, with Redemption, 3 Years	199
Expense Example, with Redemption, 5 Years	346
Expense Example, with Redemption, 10 Years	774
Institutional Shares | STERLING CAPITAL WEST VIRGINIA INTERMEDIATE TAX-FREE FUND | Institutional Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	62
Expense Example, with Redemption, 3 Years	195
Expense Example, with Redemption, 5 Years	340
Expense Example, with Redemption, 10 Years	762
R6 Shares | STERLING CAPITAL BEHAVIORAL LARGE CAP VALUE EQUITY FUND | Class R6 Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	68
Expense Example, with Redemption, 3 Years	242
Expense Example, with Redemption, 5 Years	431
Expense Example, with Redemption, 10 Years	978
R6 Shares | STERLING CAPITAL BEHAVIORAL SMALL CAP VALUE EQUITY FUND | Class R6 Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	80
Expense Example, with Redemption, 3 Years	262
Expense Example, with Redemption, 5 Years	460
Expense Example, with Redemption, 10 Years	1,032
R6 Shares | STERLING CAPITAL SPECIAL OPPORTUNITIES FUND | Class R6 Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	79
Expense Example, with Redemption, 3 Years	270
Expense Example, with Redemption, 5 Years	477
Expense Example, with Redemption, 10 Years	1,074
R6 Shares | STERLING CAPITAL EQUITY INCOME FUND | Class R6 Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	72
Expense Example, with Redemption, 3 Years	250
Expense Example, with Redemption, 5 Years	443
Expense Example, with Redemption, 10 Years	1,002
R6 Shares | STERLING CAPITAL MID CAP RELATIVE VALUE FUND | Class R6 Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	81
Expense Example, with Redemption, 3 Years	274
Expense Example, with Redemption, 5 Years	483
Expense Example, with Redemption, 10 Years	1,087
R6 Shares | STERLING CAPITAL REAL ESTATE FUND | Class R6 Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	80
Expense Example, with Redemption, 3 Years	273
Expense Example, with Redemption, 5 Years	482
Expense Example, with Redemption, 10 Years	1,086
R6 Shares | STERLING CAPITAL SMALL CAP VALUE FUND | Class R6 Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	92
Expense Example, with Redemption, 3 Years	315
Expense Example, with Redemption, 5 Years	556
Expense Example, with Redemption, 10 Years	1,248
R6 Shares | STERLING CAPITAL SHORT DURATION BOND FUND | Class R6 Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	45
Expense Example, with Redemption, 3 Years	165
Expense Example, with Redemption, 5 Years	296
Expense Example, with Redemption, 10 Years	679
R6 Shares | STERLING CAPITAL TOTAL RETURN BOND FUND | Class R6 Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	36
Expense Example, with Redemption, 3 Years	143
Expense Example, with Redemption, 5 Years	260
Expense Example, with Redemption, 10 Years	602
R6 Shares | STERLING CAPITAL LONG DURATION CORPORATE BOND FUND | Class R6 Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	39
Expense Example, with Redemption, 3 Years	163
Expense Example, with Redemption, 5 Years	299
Expense Example, with Redemption, 10 Years	$ 695